Per Share Data	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Per Share Data
20.	Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in the six months ended September 30, 2024 and 2025 is as follows:
During the six months ended September 30, 2024 and 2025, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Net Income attributable to ORIX Corporation shareholders	¥182,946	¥271,096
Adjustment to Net Income	(12)	(48)

Net income used to calculate basic earnings per share	182,934	271,048

Adjustment to Net Income	12	48

Net income used to calculate diluted earnings per share	¥182,946	¥271,096

	Thousands of Shares
	Six months ended September 30, 2024	Six months ended September 30, 2025
Weighted-average shares	1,147,474	1,127,416
Effect of dilutive securities —
Stock compensation	2,074	2,587

Weighted-average shares for diluted EPS computation	1,149,548	1,130,003

	Yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥159.42	¥240.42
Diluted	159.15	239.91

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,932,447 and 3,401,500 shares for the six months ended September 30, 2024 and 2025)